Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions With Related Parties Tables
Composition of balances with related parties
	Year ended December 31,
	2017	2016	2015
	NIS in thousands

Management and consulting fees (including bonuses) (1)	1,817	1,238	1,128

Other expenses and share-based payment (1)	283	608	252

Patent expenses	830	759	805

Directors’ fee and share-based payment (2)	617	514	575

(1) Number of related parties	1	1	1

(2) Number of directors	5	5	5